32. Expenses by nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	$ 4,828,907		$ 6,147,214	$ 3,153,664
Selling expenses	(2,078,916)		(1,616,696)	(832,806)
Administrative expenses	(1,450,636)		(1,162,325)	(706,091)
Expenses by nature	8,358,459		8,926,235	4,692,561
Salaries and social security taxes
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	3,061,601		2,586,293	1,859,710
Selling expenses	543,770		437,863	299,835
Administrative expenses	559,255		502,712	328,352
Expenses by nature	4,164,626		3,526,868	2,487,897
Pension plans
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	79,240		77,295	65,379
Selling expenses	14,074		13,086	12,332
Administrative expenses	14,475		15,024	11,543
Expenses by nature	107,789		105,405	89,254
Communications expenses
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	33,951		25,072	13,729
Selling expenses	176,949		128,963	58,735
Administrative expenses	14,061		10,423	3,422
Expenses by nature	224,961		164,458	75,886
Allowance for the impairment of trade and other receivables
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0		0	0
Selling expenses	235,053		227,692	24,084
Administrative expenses	0		0	0
Expenses by nature	235,053		227,692	24,084
Supplies consumption
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	294,117		276,201	211,448
Selling expenses	0		0	0
Administrative expenses	46,985		34,571	23,040
Expenses by nature	341,102		310,772	234,488
Leases and insurance
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	396		436	510
Selling expenses	0		0	0
Administrative expenses	111,480		87,791	58,194
Expenses by nature	111,876		88,227	58,704
Security service
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	88,220		67,541	43,738
Selling expenses	1,217		11,485	839
Administrative expenses	78,925		43,636	24,060
Expenses by nature	168,362		122,662	68,637
Fees and remuneration for services
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	667,962		453,738	463,159
Selling expenses	544,453		468,516	329,497
Administrative expenses	498,077		394,373	213,816
Expenses by nature	1,710,492		1,316,627	1,006,472
Public relations and marketing
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0		0	0
Selling expenses	0		0	0
Administrative expenses	35,966		18,955	10,185
Expenses by nature	35,966		18,955	10,185
Advertising and sponsorship
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0		0	0
Selling expenses	0		0	0
Administrative expenses	18,528		9,765	5,247
Expenses by nature	18,528		9,765	5,247
Reimbursements to personnel
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	55		904	1,189
Selling expenses	34		170	214
Administrative expenses	497		774	834
Expenses by nature	586		1,848	2,237
Depreciation of property, plants and
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	348,603		284,786	236,758
Selling expenses	55,113		49,334	34,771
Administrative expenses	26,590		17,462	9,878
Expenses by nature	430,306		351,582	281,407
Directors and Supervisory Committee
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0		0	0
Selling expenses	0		0	0
Administrative expenses	13,080		5,999	3,652
Expenses by nature	13,080		5,999	3,652
ENRE penalties
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	254,127	[1]	2,374,242	257,282
Selling expenses	265,592		182,422	24,371
Administrative expenses	0		0	0
Expenses by nature	519,719		2,556,664	281,653
Taxes and charges
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	0		0	0
Selling expenses	242,493		97,028	47,901
Administrative expenses	19,613		14,686	10,047
Expenses by nature	262,106		111,714	57,948
Other
SummaryOfExpensesByNatureLineItems [Line Items]
Transmission and distribution expenses	635		706	762
Selling expenses	168		137	227
Administrative expenses	13,104		6,154	3,821
Expenses by nature	$ 13,907		$ 6,997	$ 4,810

[1]	Transmission and distribution expenses include recovery for $413.7 million (Note 2.e) net of the charge for the year for $933.4 million.